INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,767
Cost at end of year	14,214	$ 11,767
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	13,233	15,695
Acquisitions through business combinations	3,734	532
Additions, net of disposals	67	102
Assets held by subsidiaries disposed during the period	(957)	0
Non-cash additions, intangible assets other than goodwill	271	(2,118)
Foreign currency translation	(563)	(978)
Cost at end of year	15,785	13,233
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	(1,466)	(1,309)
Assets held by subsidiaries disposed during the period	281	0
Non-cash disposals	26	216
Amortization	(514)	(458)
Foreign currency translation	102	85
Cost at end of year	$ (1,571)	$ (1,466)